Deferred Tax Assets and Income Tax Provision (Details Textual)	12 Months Ended
Dec. 31, 2014 USD ($)
Operating Loss Carryforwards	$ 40,658
Percentage of Exclusion in Operating Loss Carryforwards	50.00%
Operating Loss Carryforwards, Expiration Year	2034
Operating Loss Carryforwards, Valuation Allowance	$ 13,824
Corporation Income Tax Return Period	3 years
Pro Forma [Member]
Operating Loss Carryforwards	$ 243,847
Percentage of Exclusion in Operating Loss Carryforwards	50.00%
Operating Loss Carryforwards, Expiration Year	2034
Operating Loss Carryforwards, Valuation Allowance	$ 82,908